Significant Accounting Policies - Schedule of Amortization of Finite-Lived Intangible Assets Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2019
Software
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Estimated useful lives	5 years